================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------
                                    FORM N-CSR
                                    ---------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3807

                        SunAmerica Money Market Funds, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
     ---------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
                   -----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period:  June 30, 2011

================================================================================

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2011

SUNAMERICA
Money Market Funds

[LOGO]

        JUNE 30, 2011                                         SEMI-ANNUAL REPORT

SUNAMERICA MONEY MARKET FUNDS, INC.

SUNAMERICA MONEY MARKET FUND (SMAXX)

SUNAMERICA MUNICIPAL MONEY MARKET FUND (NMAXX)

                        TABLE OF CONTENTS



                    SHAREHOLDERS' LETTER................  1
                    EXPENSE EXAMPLE.....................  3
                    STATEMENT OF ASSETS AND LIABILITIES.  5
                    STATEMENT OF OPERATIONS.............  6
                    STATEMENT OF CHANGES IN NET ASSETS..  7
                    FINANCIAL HIGHLIGHTS................  8
                    PORTFOLIO OF INVESTMENTS............ 10
                    NOTES TO FINANCIAL STATEMENTS....... 18
                    APPROVAL OF ADVISORY AGREEMENTS..... 26

        JUNE 30, 2011                                         SEMI-ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual shareholder report for the SunAmerica Money Market Fund and the SunAmerica Municipal Money Market Fund for the six months ended June 30, 2011--a period wherein mixed economic data, geopolitical events, Federal Reserve Board policy and supply/demand conditions combined to push yields lower in both the taxable and tax-exempt money markets.

Leading indicators of economic growth were mixed during the semi-annual period. During the first quarter of 2011, economic data was robust, especially in the manufacturing sector. However, during the second quarter of 2011, economic activity slowed. Consequent expectations for lower Gross Domestic Product (GDP) growth along with the emergence of new challenges drove safe-haven trading. More specifically, these challenges included political turmoil in the Middle East and North Africa, which drove oil prices higher; a disastrous earthquake and tsunami in Japan, which raised concerns about a disruption in the global supply chain; and renewed fears of a sovereign debt restructuring in Europe's troubled peripheral nations, which raised risk premiums across non-Treasury fixed income sectors. The flight to quality that followed caused U.S. Treasury yields to decline.

Also pushing yields lower at the short-term end of the U.S. Treasury yield curve was the Federal Reserve Board's (the "Fed's") quantitative easing program known as QE2. (QE2 was a program whereby the Fed purchased $600 billion of long-term U.S. Treasury securities between November 2010 and the expiration of the program on June 30, 2011.) Indeed, yields on three-month, six-month and one-year Treasury securities fell nine basis points, nine basis points and ten basis points, respectively, during the semi-annual period. (A basis point is 1/100/th/ of a percentage point.)

As U.S. Treasury yields declined, so, too, did money market yields. In April, a newly imposed change in the calculation of the FDIC assessment fee for banks in the U.S. caused acute compression in the overnight markets, setting a tone that would carry throughout the remainder of the semi-annual period.

Through the entire semi-annual period, the Fed reinforced similar language as had been in place for more than two years--that it intended to operate in an ultra-low interest rate environment for an "extended period." Following its June 2011 meeting, the Fed stated that it remained comfortable with increased inflation expectations and softer economic growth and that neither was outside of market expectations given muted reaction to these trends. The Fed decided to keep the targeted federal funds rate in a zero to 0.25% range.

On the following pages, you will find detailed financial statements and portfolio information for the SunAmerica Money Market Fund and SunAmerica Municipal Money Market Fund for the semi-annual period ended June 30, 2011.

Though the money markets have posed challenges, we remain diligent in the management of your assets. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if

        JUNE 30, 2011                                         SEMI-ANNUAL REPORT
you have any questions, or require additional information on these or other SunAmerica Mutual Funds, you may contact your financial advisor or visit us at www.sunamericafunds.com.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President & CEO
SunAmerica Asset Management Corp.

--------
Past performance is no guarantee of future results.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2011 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund in the SunAmerica Money Market Funds, Inc., you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges, small account fees and administrative fees and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2011 and held until June 30, 2011.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2011" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2011" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2011" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2011" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2011" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2011" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2011" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)

                                       ACTUAL                                            HYPOTHETICAL
                ---------------------------------------------------- -----------------------------------------------------
                                                                                         ENDING ACCOUNT
                                    ENDING ACCOUNT   EXPENSES PAID                         VALUE USING     EXPENSES PAID
                    BEGINNING        VALUE USING       DURING THE        BEGINNING      A HYPOTHETICAL 5%    DURING THE
                  ACCOUNT VALUE     ACTUAL RETURNS  SIX MONTHS ENDED   ACCOUNT VALUE     ASSUMED RETURN   SIX MONTHS ENDED
FUND#           AT JANUARY 1, 2011 AT JUNE 30, 2011  JUNE 30, 2011*  AT JANUARY 1, 2011 AT JUNE 30, 2011   JUNE 30, 2011*
-----           ------------------ ---------------- ---------------- ------------------ ----------------- ----------------
Money Market
   Class A.....     $1,000.00         $1,000.05          $1.04           $1,000.00          $1,023.75          $1.05
   Class I.....     $1,000.00         $1,000.05          $1.04           $1,000.00          $1,023.75          $1.05
Municipal
 Money Market
   Class A.....     $1,000.00         $1,000.05          $1.09           $1,000.00          $1,023.70          $1.10




                   EXPENSE
                 RATIO AS OF
FUND#           JUNE 30, 2011*
-----           --------------
Money Market
   Class A.....      0.21%
   Class I.....      0.21%
Municipal
 Money Market
   Class A.....      0.22%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial adviser for more information.
# During the stated period, the investment adviser and distributor either waived/reimbursed a portion of or all of the fees/expenses and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived/reimbursed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2011" and the "Expense Ratios" would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2011 -- (UNAUDITED)

                                                                    MONEY MARKET  MUNICIPAL MONEY
                                                                        FUND        MARKET FUND
                                                                    ------------  ---------------
ASSETS:
Investment at value* (unaffiliated)................................ $580,943,202   $ 72,496,447
Repurchase agreements (cost approximates value)....................   85,909,000             --
                                                                    ------------   ------------
  Total Investments................................................ $666,852,202   $ 72,496,447
                                                                    ------------   ------------

Cash...............................................................          874      1,440,087
Receivable for:
  Fund shares sold.................................................      154,694             --
  Sale of investments..............................................           --      1,802,868
  Dividends and interest...........................................       98,329         88,802
Prepaid expenses and other assets..................................        7,668          3,472
Due from investment adviser for expense reimbursements/fee waivers.      323,788         30,436
Due from distributor for fee waivers...............................       79,861          8,905
                                                                    ------------   ------------
  Total assets.....................................................  667,517,416     75,871,017
                                                                    ------------   ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................      589,348             --
  Investment advisory and management fees..........................      269,506         20,779
  Distribution and service maintenance fees........................       80,951          8,908
  Transfer agent fees and expenses.................................      134,568         15,029
  Dividends payable................................................       19,223          2,048
  Directors' fees and expenses.....................................       26,841          2,497
Other accrued expenses.............................................      143,458         52,885
                                                                    ------------   ------------
  Total liabilities................................................    1,263,895        102,146
                                                                    ------------   ------------
   Net Assets...................................................... $666,253,521   $ 75,768,871
                                                                    ============   ============

NET ASSETS REPRESENTED BY:
Common stock, $.001 par value (10 billion shares authorized)....... $    667,420   $     75,785
Paid-in capital....................................................  666,827,726     75,719,227
                                                                    ------------   ------------
                                                                     667,495,146     75,795,012
Accumulated undistributed net investment income (loss).............      (28,076)        (1,624)
Accumulated realized gain(loss) on investments.....................   (1,213,549)       (24,517)
                                                                    ------------   ------------
   Net assets...................................................... $666,253,521   $ 75,768,871
                                                                    ============   ============
CLASS A:
Net assets......................................................... $651,821,203   $ 75,768,871
Shares outstanding.................................................  652,983,909   $ 75,785,207
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)....... $       1.00   $       1.00
                                                                    ============   ============
CLASS I:
Net assets......................................................... $ 14,432,317   $         --
Shares outstanding.................................................   14,436,097             --
Net asset value and redemption price per share..................... $       1.00   $         --
                                                                    ============   ============

*Amortized cost of investment securities (unaffiliated)............ $580,943,202   $ 72,496,447
                                                                    ============   ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS
        ENDED JUNE 30, 2011 -- (UNAUDITED)

                                                                                        MONEY MARKET MUNICIPAL MONEY
                                                                                            FUND       MARKET FUND
                                                                                        ------------ ---------------
INVESTMENT INCOME:
Interest (unaffiliated)................................................................ $   737,405    $    85,274
                                                                                        -----------    -----------
   Total investment income.............................................................     737,405         85,274
                                                                                        -----------    -----------
EXPENSES:
Investment advisory and management fees................................................   1,683,552        127,733
Distribution and service maintenance fees:
  Class A..............................................................................     501,097         54,743
Transfer agent fees and expenses:
  Class A..............................................................................     764,427         80,290
  Class I..............................................................................      15,558             --
Registration fees:
  Class A..............................................................................      22,881         11,142
  Class I..............................................................................          --             --
Custodian and accounting fees..........................................................      69,991         20,948
Reports to shareholders................................................................      39,938          3,884
Audit and tax fees.....................................................................      18,627         18,746
Legal fees.............................................................................      10,798          1,220
Directors' fees and expenses...........................................................      40,500          4,710
Other expenses.........................................................................      12,385          4,968
                                                                                        -----------    -----------
   Total expenses before fee waivers, expense reimbursements and custody credits.......   3,179,754        328,384
   Fees waived and expenses reimbursed by investment adviser and distributor (Note 3)..  (2,476,629)      (246,780)
   Custody credits earned on cash balances.............................................         (67)            (4)
                                                                                        -----------    -----------
   Net expenses........................................................................     703,058         81,600
                                                                                        -----------    -----------
Net investment income (loss)...........................................................      34,347          3,674
                                                                                        -----------    -----------
Net realized gain (loss) on investments................................................      (2,442)           (24)
                                                                                        -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................ $    31,905    $     3,650
                                                                                        ===========    ===========

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF CHANGES IN NET ASSETS


                                                                                               MONEY MARKET FUND
                                                                                          --------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED     FOR THE YEAR
                                                                                            JUNE 30,       ENDED
                                                                                              2011      DECEMBER 31,
                                                                                           (UNAUDITED)      2010
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $     34,347  $     74,097
  Net realized gain (loss) on investments................................................       (2,442)    1,057,317
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations.......................... $     31,905  $  1,131,414
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................      (33,464)      (72,203)
  Net investment income (Class I)........................................................         (700)       (1,684)
                                                                                          ------------  ------------
Total distributions to shareholders......................................................      (34,164)      (73,887)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 5).  (68,390,292)  (41,636,074)
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (68,392,551)  (40,578,547)
                                                                                          ------------  ------------
NET ASSETS:
Beginning of period......................................................................  734,646,072   775,224,619
                                                                                          ------------  ------------
End of period*........................................................................... $666,253,521  $734,646,072
                                                                                          ============  ============
*Includes accumulated undistributed net investment income (loss)......................... $    (28,076) $    (28,259)
                                                                                          ============  ============

                                                                                               MUNICIPAL MONEY
                                                                                                 MARKET FUND
                                                                                          -------------------------
                                                                                            FOR THE
                                                                                          SIX MONTHS
                                                                                             ENDED     FOR THE YEAR
                                                                                           JUNE 30,       ENDED
                                                                                             2011      DECEMBER 31,
                                                                                          (UNAUDITED)      2010
                                                                                          -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $     3,674  $      8,762
  Net realized gain (loss) on investments................................................         (24)            9
                                                                                          -----------  ------------
Net increase (decrease) in net assets resulting from operations.......................... $     3,650  $      8,771
                                                                                          -----------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................      (3,650)      (25,869)
  Net investment income (Class I)........................................................          --            --
                                                                                          -----------  ------------
Total distributions to shareholders......................................................      (3,650)      (25,869)
                                                                                          -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 5).  (6,638,369)  (28,106,880)
                                                                                          -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (6,638,369)  (28,123,978)
                                                                                          -----------  ------------
NET ASSETS:
Beginning of period......................................................................  82,407,240   110,531,218
                                                                                          -----------  ------------
End of period*........................................................................... $75,768,871  $ 82,407,240
                                                                                          ===========  ============
*Includes accumulated undistributed net investment income (loss)......................... $    (1,624) $     (1,648)
                                                                                          ===========  ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        FINANCIAL HIGHLIGHTS

                                          MONEY MARKET FUND
                                          -----------------
                NET                           NET                                      RATIO OF NET
               ASSET              DIVIDENDS  ASSET            NET ASSETS  RATIO OF      INVESTMENT
               VALUE      NET      FROM NET  VALUE              END OF    EXPENSES      INCOME TO
             BEGINNING INVESTMENT INVESTMENT END OF   TOTAL     PERIOD   TO AVERAGE      AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)    INCOME   PERIOD RETURN(2)  (000'S)   NET ASSETS     NET ASSETS
------------ --------- ---------- ---------- ------ --------- ---------- ----------    ------------
                                               CLASS A
                                               -------
12/31/06       $1.00     $0.04      $(0.04)  $1.00    4.22%   $1,711,783    0.89%          4.14%
12/31/07        1.00      0.04       (0.04)   1.00    4.32     1,182,789    0.90           4.27
12/31/08        1.00      0.02       (0.02)   1.00    1.84(4)    995,968    0.94           1.86
12/31/09        1.00      0.00       (0.00)   1.00    0.12(5)    760,577    0.78(3)        0.14(3)
12/31/10        1.00      0.00       (0.00)   1.00    0.01(6)    719,671    0.29(3)        0.01(3)
06/30/11(7)     1.00      0.00       (0.00)   1.00    0.00       651,821    0.21(3)(8)     0.01(3)(8)
                                               CLASS I
                                               -------
12/31/06       $1.00     $0.04      $(0.04)  $1.00    4.31%   $   18,057    0.80%(3)       4.26%(3)
12/31/07        1.00      0.04       (0.04)   1.00    4.43        18,543    0.80(3)        4.32(3)
12/31/08        1.00      0.02       (0.02)   1.00    1.98(4)     16,998    0.80(3)        1.97(3)
12/31/09        1.00      0.00       (0.00)   1.00    0.20(5)     14,648    0.69(3)        0.21(3)
12/31/10        1.00      0.00       (0.00)   1.00    0.01(6)     14,975    0.29(3)        0.01(3)
06/30/11(7)     1.00      0.00       (0.00)   1.00    0.00        14,432    0.21(3)(8)     0.01(3)(8)

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                     12/31/06 12/31/07 12/31/08 12/31/09 12/31/10 06/30/11(7)(8)
                     -------- -------- -------- -------- -------- --------------
Class A.............    -- %     -- %      -- %   0.21%    0.64%       0.73%
Class I.............   0.05     0.04     0.18     0.34     0.51        0.57

(4) Total return includes the effect of payments by an affiliate. Without these payments, the total return would have been 0.82% for Class A shares and 0.96% for Class I shares.
(5) Total return includes the effect of payments by an affiliate. Without these payments, the total return would have been (0.88)% for Class A shares and remained unchanged for Class I shares.
(6) The Fund's performance figure was increased by less than 0.01% from the effect of payments by an affiliate (Note 3)
(7) Unaudited
(8) Annualized

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                    MUNICIPAL MONEY MARKET FUND
                                    ---------------------------
                NET                           NET               NET                  RATIO OF NET
               ASSET              DIVIDENDS  ASSET            ASSETS    RATIO OF      INVESTMENT
               VALUE      NET      FROM NET  VALUE            END OF    EXPENSES      INCOME TO
             BEGINNING INVESTMENT INVESTMENT END OF   TOTAL   PERIOD   TO AVERAGE      AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)    INCOME   PERIOD RETURN(2) (000'S)  NET ASSETS     NET ASSETS
------------ --------- ---------- ---------- ------ --------- -------- ----------    ------------
                                              CLASS A
                                              -------
12/31/06       $1.00     $0.03      $(0.03)  $1.00    2.69%   $101,083    0.78%          2.68%
12/31/07        1.00      0.03       (0.03)   1.00    2.84     153,906    0.83(3)        2.80(3)
12/31/08        1.00      0.02       (0.02)   1.00    1.53     188,083    0.83(3)        1.45(3)
12/31/09        1.00      0.00       (0.00)   1.00    0.02     110,531    0.52(3)        0.02(3)
12/31/10        1.00      0.00       (0.00)   1.00    0.03      82,407    0.29(3)        0.01(3)
06/30/11(4)     1.00      0.00       (0.00)   1.00    0.00      75,769    0.22(3)(5)     0.01(3)(5)

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                     12/31/06 12/31/07 12/31/08 12/31/09 12/31/10 06/30/11(4)(5)
                     -------- -------- -------- -------- -------- --------------
Class A.............   -- %     0.01%    0.01%    0.32%    0.57%       0.68%

(4) Unaudited
(5) Annualized

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO PROFILE -- JUNE 30, 2011 -- (UNAUDITED)

                   INDUSTRY ALLOCATION*
                   U.S. Government Agencies..........  49.5%
                   Repurchase Agreement..............  12.9
                   Foreign Banks.....................   9.2
                   U.S. Government Treasuries........   6.9
                   Money Center Banks................   6.7
                   Commercial Banks-Canadian.........   5.4
                   Diversified Financial Services....   5.3
                   Finance...........................   2.3
                   Super-Regional Banks-US...........   1.9
                                                      -----
                                                      100.1%
                                                      =====

                   Weighted average days to maturity.  45.9

                      CREDIT QUALITY ALLOCATION@#
                      A-1.........................  99.8%
                      Not Rated+..................   0.2
                                                   -----
                                                   100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets
@  Source: Standard and Poor's
#  Calculated as a percentage of total debt issues
+ Represents debt issues that have either no rating or the rating is unavailable form the data source.

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED)

                                                PRINCIPAL     VALUE
                 SECURITY DESCRIPTION            AMOUNT      (NOTE 2)
         SHORT-TERM INVESTMENT SECURITIES -- 87.2%
         CERTIFICATES OF DEPOSIT -- 21.7%
         Barclays Bank PLC
          0.22% due 09/08/11.................. $11,900,000 $ 11,900,000
         Citibank NA
          0.15% due 07/26/11..................  12,100,000   12,100,000
         Deutsche Bank AG
          0.23% due 11/30/11..................  12,360,000   12,360,000
         Deutsche Bank AG FRS
          0.26% due 07/08/11..................  13,200,000   13,200,000
         Rabobank Nederland NV
          0.34% due 09/28/11..................  11,900,000   11,900,000
         Royal Bank of Canada FRS
          0.26% due 09/14/11..................  12,800,000   12,800,000
         Royal Bank of Canada FRS
          0.29% due 06/18/12..................  12,000,000   12,000,000
         State Street Bank & Trust Co.
          0.12% due 07/15/11..................  11,000,000   11,000,000
         Svenska Handelsbanken
          0.19% due 09/08/11..................  12,150,000   12,150,000
         Svenska Handelsbanken
          0.21% due 07/21/11..................  12,200,000   12,200,000
         UBS AG FRS
          0.26% due 09/09/11..................  11,000,000   11,000,000
         UBS AG
          0.37% due 03/06/12..................  12,100,000   12,100,000
                                                           ------------
         TOTAL CERTIFICATES OF DEPOSIT
           (amortized cost $144,710,000)......              144,710,000
                                                           ------------
         COMMERCIAL PAPER -- 3.5%
         Citigroup Funding, Inc.
          0.17% due 07/06/11..................  11,000,000   10,999,740
         Nordea North America, Inc.
          0.20% due 07/28/11..................  12,000,000   11,998,200
                                                           ------------
         TOTAL COMMERCIAL PAPER
           (amortized cost $22,997,940).......               22,997,940
                                                           ------------
         U.S. CORPORATE NOTES -- 3.4%
         Bank of America NA FRS
          0.27% due 08/22/11..................  12,900,000   12,900,000
         Citibank NA
          FDIC Guar. Notes
          1.25% due 09/22/11..................     310,000      310,666
         JPMorgan Chase & Co. FRS
          0.35% due 02/22/12..................   9,700,000    9,707,095
                                                           ------------
         TOTAL U.S. CORPORATE NOTES
           (amortized cost $22,917,761).......               22,917,761
                                                           ------------
         MEDIUM TERM NOTES -- 2.2%
         General Electric Capital Corp. FRS
          0.33% due 08/15/11..................   4,250,000    4,250,933
         General Electric Capital Corp. FRS
          0.52% due 10/21/11..................  10,700,000   10,710,178
                                                           ------------
         TOTAL MEDIUM TERM NOTES
           (amortized cost $14,961,111).......               14,961,111
                                                           ------------
         U.S. GOVERNMENT AGENCIES -- 49.5%
         Agency for International Development
          Panama FRS
          0.57% due 05/15/15..................   1,100,524    1,101,973

                                               PRINCIPAL     VALUE
                 SECURITY DESCRIPTION           AMOUNT      (NOTE 2)
          ------------------------------------------------------------
          Federal Farm Credit Bank
           0.10% due 11/10/11................ $11,350,000 $ 11,345,838
            0.23% due 08/11/11...............   4,200,000    4,198,900
          Federal Farm Credit Bank FRS
           0.16% due 03/27/12................  10,300,000   10,299,241
          Federal Home Loan Bank
           0.08% due 07/06/11................   7,360,000    7,359,918
            0.08% due 07/20/11...............   4,950,000    4,949,791
            0.09% due 09/19/11...............   7,250,000    7,248,550
            0.09% due 10/24/11...............   7,250,000    7,247,916
            0.10% due 07/27/11...............   7,500,000    7,499,458
            0.17% due 08/15/11...............   4,750,000    4,748,991
            0.27% due 09/19/11...............   4,080,000    4,077,552
          Federal Home Loan Bank FRS
           0.10% due 08/01/11................   2,250,000    2,249,816
            0.10% due 08/12/11...............  15,300,000   15,298,933
            0.14% due 08/01/11...............  10,250,000   10,249,721
            0.14% due 09/15/11...............   3,750,000    3,749,753
            0.14% due 09/23/11...............  16,000,000   15,999,635
            0.14% due 02/17/12...............   7,600,000    7,597,508
            0.28% due 01/12/12...............  26,500,000   26,500,000
            0.29% due 01/20/12...............  13,220,000   13,219,266
            0.30% due 12/15/11...............  12,770,000   12,770,000
          Federal Home Loan Mtg. Corp.
           0.06% due 08/12/11................   7,360,000    7,359,485
            0.09% due 09/22/11...............  12,360,000   12,357,435
            0.09% due 10/13/11...............   6,000,000    5,998,440
            0.11% due 12/15/11...............   3,300,000    3,298,316
            0.11% due 01/31/12...............   7,500,000    7,495,096
            0.16% due 08/03/11...............   7,000,000    6,998,973
            0.17% due 08/10/11...............   5,150,000    5,149,027
            0.18% due 08/23/11...............   2,570,000    2,569,319
            0.20% due 07/07/11...............   5,220,000    5,219,826
            0.20% due 07/11/11...............  11,450,000   11,449,364
            0.20% due 07/19/11...............   7,920,000    7,919,208
            0.20% due 07/27/11...............   7,950,000    7,948,852
            0.20% due 12/07/11...............   2,400,000    2,397,880
            0.20% due 12/14/11...............   2,500,000    2,497,695
            0.21% due 12/06/11...............   4,000,000    3,996,313
            0.22% due 07/26/11...............   9,750,000    9,748,511
            0.24% due 08/03/11...............   3,580,000    3,579,212
            0.24% due 09/14/11...............   4,000,000    3,998,000
          Federal Home Loan Mtg. Corp. FRS
           0.15% due 08/10/12................  12,830,000   12,826,431
          Federal National Mtg. Assoc.
           0.11% due 11/14/11................   4,950,000    4,947,943
            0.12% due 09/01/11...............   6,250,000    6,248,708
            0.15% due 01/17/12...............   4,920,000    4,915,900
          Federal National Mtg. Assoc. FRS
           0.09% due 07/27/11................  13,000,000   12,999,814
                                                          ------------
          TOTAL U.S. GOVERNMENT AGENCIES
            (amortized cost $329,632,508)....              329,632,508
                                                          ------------
          U.S. GOVERNMENT TREASURIES -- 6.9%
          United States Treasury Bills
           0.10% due 07/07/11................  10,500,000   10,500,000
            0.10% due 12/22/11...............   7,400,000    7,396,602
            0.20% due 07/28/11...............   3,500,000    3,499,475
            0.21% due 07/28/11...............   2,000,000    1,999,693

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)

                                               PRINCIPAL      VALUE
               SECURITY DESCRIPTION             AMOUNT       (NOTE 2)
       -----------------------------------------------------------------
       U.S. GOVERNMENT TREASURIES (CONTINUED)
         0.22% due 09/22/11.................. $ 2,000,000  $  1,999,009
         0.23% due 09/22/11..................  10,350,000    10,344,631
         0.24% due 09/22/11..................   5,000,000     4,997,210
       United States Treasury Notes
        1.88% due 06/15/12...................   4,910,000     4,987,262
                                                           ------------
       TOTAL U.S. GOVERNMENT TREASURIES
         (amortized cost $45,723,882)........                45,723,882
                                                           ------------
       TOTAL SHORT-TERM INVESTMENT SECURITIES -- 87.2%
         (amortized cost $580,943,202).......               580,943,202
                                                           ------------
       REPURCHASE AGREEMENT -- 12.9%
       UBS Securities LLC Joint Repurchase
        Agreement(1)
        (cost $85,909,000)...................  85,909,000    85,909,000
                                                           ------------
       TOTAL INVESTMENTS --
         (amortized cost $666,852,202)(2)....       100.1%  666,852,202
       LIABILITIES IN EXCESS OF OTHER ASSETS.        (0.1)     (598,681)
                                              -----------  ------------
       NET ASSETS............................       100.0% $666,253,521
                                              ===========  ============

--------
(1)  See Note 2 for details of Joint Repurchase Agreements.
(2) At June 30, 2011, the cost of securities for federal income tax purposes was the same for book purposes.
FDIC-- Federal Deposit Insurance Corp.
FRS-- Floating Rate Securities
The rates shown on FRS are the current interest rates at June 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011 (see Note 2):

                                      LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                         QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                      ------------------- ----------------- -------------------- ------------
Assets:
  Short-Term Investment Securities:
   Certificates of Deposit...........         $--           $144,710,000            $--          $144,710,000
   Commercial Paper..................          --             22,997,940             --            22,997,940
   U.S. Corporate Notes..............          --             22,917,761             --            22,917,761
   Medium Term Notes.................          --             14,961,111             --            14,961,111
   U.S. Government Agencies..........          --            329,632,508             --           329,632,508
   U.S. Government Treasuries........          --             45,723,882             --            45,723,882
  Repurchase Agreement...............          --             85,909,000             --            85,909,000
                                              ---           ------------            ---          ------------
TOTAL................................         $--           $666,852,202            $--          $666,852,202
                                              ===           ============            ===          ============

See Notes to Financial Statements

        SUNAMERICA MUNICIPAL MONEY MARKET FUND
        PORTFOLIO PROFILE -- JUNE 30, 2011 -- (UNAUDITED)

                    ALLOCATION BY STATES*
                    New York.......................... 10.6%
                    California........................ 10.1
                    Illinois..........................  8.6
                    New Jersey........................  8.4
                    Kentucky..........................  6.9
                    Texas.............................  6.5
                    Michigan..........................  5.7
                    Massachusetts.....................  5.4
                    North Carolina....................  4.7
                    Colorado..........................  4.1
                    Alaska............................  2.6
                    South Dakota......................  2.2
                    Maine.............................  2.2
                    Louisiana.........................  2.0
                    Utah..............................  2.0
                    Arizona...........................  1.8
                    Pennsylvania......................  1.7
                    Florida...........................  1.7
                    Wyoming...........................  1.5
                    North Dakota......................  1.3
                    Ohio..............................  1.2
                    Wisconsin.........................  1.2
                    Missouri..........................  1.1
                    Iowa..............................  0.9
                    Connecticut.......................  0.9
                    Delaware..........................  0.2
                    Maryland..........................  0.1
                    Registered Investment Company.....  0.1
                                                       ----
                                                       95.7%
                                                       ====

                    Weighted average days to maturity.  7.4

                      CREDIT QUALITY ALLOCATION@#
                      A-1.........................  77.1%
                      SP-1........................   5.2
                      Not Rated+ .................  17.7
                                                   -----
                                                   100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets
@  Source: Standard and Poor's
#  Calculated as a percentage of total debt issues
+ Represents debt issues that have either no rating or the rating is unavailable from the data source.

        SUNAMERICA MUNICIPAL MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED)

                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                   AMOUNT     (NOTE 2)
   SHORT-TERM INVESTMENT SECURITIES -- 95.7%
   ALASKA -- 2.6%
     Alaska State International Airports VRDN
      Series A
      (LOC-State Street Bank and Trust Co.)
      0.04% due 10/01/30+............................. $2,000,000 $2,000,000
                                                                  ----------
   ARIZONA -- 1.8%
     Maricopa County, Arizona Industrial
      Development Multi Family Housing VRDN
      Series A
      (LOC-Wells Fargo Bank N.A.)
      0.23% due 12/01/39+.............................  1,350,000  1,350,000
                                                                  ----------
   CALIFORNIA -- 10.1%
     Bay Area Toll Authority VRDN
      Series B-2
      (LOC-JP Morgan Chase Bank)
      0.03% due 04/01/47+.............................  1,400,000  1,400,000
     Big Bear Lake, California Industrial VRDN
      Series A
      (LOC-KBC Bank N.V.)
      0.09% due 12/01/28+.............................  2,000,000  2,000,000
     Metropolitan Water District of Southern
      California VRDN
      Series B-3
      0.02% due 07/01/35+.............................  1,800,000  1,800,000
     San Bernardino Country, California Multi Family
      Housing VRDN
      Series A
      0.06% due 02/15/27+.............................    100,000    100,000
     San Bernardino Country, California Multi Family
      Housing VRDN
      Series A
      0.07% due 05/15/29+.............................    400,000    400,000
     San Bernardino Country, California Multi Family
      Housing VRDN
      Series A
      0.08% due 05/15/29+.............................    100,000    100,000
     San Jose, California Redevelopment
      Agency VRDN
      Series B
      (LOC-JP Morgan Chase Bank)
      0.04% due 08/01/32+.............................    250,000    250,000
     University of California Regents Medical
      Center VRDN
      Series B-1
      0.04% due 05/15/32+.............................  1,635,000  1,635,000
                                                                  ----------
                                                                   7,685,000
                                                                  ----------
   COLORADO -- 4.1%
     Colorado Housing & Finance Authority VRDN
      Series D
      0.09% due 10/15/16+.............................    500,000    500,000
     Colorado Housing & Finance Authority VRDN
      Series F
      0.09% due 10/15/16+.............................    500,000    500,000
     Colorado Housing & Finance Authority VRDN
      Series I
      0.12% due 10/01/35+.............................    335,000    335,000

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT     (NOTE 2)
    -----------------------------------------------------------------------
    COLORADO (CONTINUED)
      Colorado Housing & Finance Authority VRDN
       Series I-B2
       0.12% due 04/01/38+............................ $1,305,000 $1,305,000
      Colorado Housing & Finance Authority VRDN
       Series I-B3
       0.09% due 04/01/38+............................    495,000    495,000
                                                                  ----------
                                                                   3,135,000
                                                                  ----------
    CONNECTICUT -- 0.9%
      Connecticut State Housing Finance Authority
       VRDN
       Series A-1
       0.04% due 05/15/39+............................    645,000    645,000
                                                                  ----------
    DELAWARE -- 0.2%
      University of Delaware VRDN
       Series B
       0.05% due 11/01/34+............................    160,000    160,000
                                                                  ----------
    FLORIDA -- 1.7%
      Liberty County, Florida Industrial
       Development VRDN
       (LOC-Bank of America N.A.)
       0.13% due 10/01/28+............................  1,250,000  1,250,000
                                                                  ----------
    ILLINOIS -- 8.6%
      Chicago, Illinois Board of Education VRDN
       Series B
       (LOC-JP Morgan Chase Bank)
       0.05% due 03/01/36+............................    700,000    700,000
      Chicago, Illinois O'Hare International
       Airport VRDN
       Series B
       (LOC-Societe Generale)
       0.12% due 01/01/18+............................    600,000    600,000
      Chicago, Illinois VRDN
       Series F
       0.20% due 01/01/42+............................    600,000    600,000
      Chicago, Illinois Wastewater
       Transmission VRDN
       Series C-2
       (LOC-Bank of America N.A.)
       0.04% due 01/01/39+............................    100,000    100,000
      Illinois Finance Authority VRDN
       Series A
       0.04% due 11/01/38+............................    200,000    200,000
      Illinois Finance Authority VRDN
       Series E
       0.13% due 11/15/37+............................    695,000    695,000
      Illinois Finance Authority VRDN
       Series E-1
       (LOC-JP Morgan Chase Bank)
       0.05% due 08/01/43+............................    600,000    600,000
      Jackson-Union Counties, Illinois Regional Port
       District VRDN
       (LOC-Wachovia Bank N.A.)
       0.09% due 04/01/24+............................  3,050,000  3,050,000
                                                                  ----------
                                                                   6,545,000
                                                                  ----------

        SUNAMERICA MUNICIPAL MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT     (NOTE 2)
    SHORT-TERM INVESTMENT SECURITIES (CONTINUED)
    IOWA -- 0.9%
      Iowa Finance Authority Health Facilities VRDN
       Series E
       (LOC-Bank of America N.A.)
       0.04% due 07/01/39+............................ $  700,000 $  700,000
                                                                  ----------
    KENTUCKY -- 6.9%
      Breckinridge County, Kentucky Lease
       Program VRDN
       (LOC-U.S. Bank N.A.)
       0.07% due 12/01/29+............................  1,050,000  1,050,000
      Breckinridge County, Kentucky Lease
       Program VRDN
       Series A
       (LOC-U.S. Bank N.A.)
       0.07% due 02/01/31+............................  1,400,000  1,400,000
      Kentucky Housing Corp. VRDN
       Series F
       0.14% due 07/01/29+............................  1,090,000  1,090,000
      Kentucky Housing Corp. VRDN
       Series I
       0.14% due 01/01/32+............................    995,000    995,000
      Louisville & Jefferson County Kentucky
       Visitors & Convention Commission VRDN
       Series B
       0.05% due 12/01/22+............................    495,000    495,000
      Trimble County Association of Counties Leasing
       Trust Lease Program VRDN
       Series A
       (LOC-U.S. Bank N.A.)
       0.04% due 12/01/38+............................    185,000    185,000
                                                                  ----------
                                                                   5,215,000
                                                                  ----------
    LOUISIANA -- 2.0%
      East Baton Rouge Parish, Louisiana Pollution
       Control VRDN
       0.01% due 03/01/22+............................  1,500,000  1,500,000
                                                                  ----------
    MAINE -- 2.2%
      Maine State Housing Authority Mortgage VRDN
       Series B-3
       0.14% due 11/15/38+............................  1,690,000  1,690,000
                                                                  ----------
    MARYLAND -- 0.1%
      Maryland Health & Higher Education Facilities
       Authority VRDN
       Series B
       0.12% due 12/01/15+............................    100,000    100,000
                                                                  ----------
    MASSACHUSETTS -- 5.4%
      Massachusetts Health & Educational Facilities
       Authority VRDN
       Series A-2
       0.05% due 12/01/37+............................    900,000    900,000
      Massachusetts State VRDN
       Series B
       0.05% due 12/01/30+............................  1,775,000  1,775,003
      Massachusetts State VRDN
       Series B
       0.07% due 03/01/26+............................  1,375,000  1,375,000
                                                                  ----------
                                                                   4,050,003
                                                                  ----------
    MICHIGAN -- 5.7%
      Holt, Michigan Public Schools VRDN
       0.12% due 05/01/30+............................  3,095,000  3,095,000

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT     (NOTE 2)
    -----------------------------------------------------------------------
    MICHIGAN (CONTINUED)
      Michigan Finance Authority
       Series D-3
       (LOC-ScotiaBank)
       2.00% due 08/22/11............................. $1,250,000 $1,252,841
                                                                  ----------
                                                                   4,347,841
                                                                  ----------
    MISSOURI -- 1.1%
      Missouri State Health & Educational Facilities
       Authority VRDN
       Series B
       0.05% due 10/01/24+............................    500,000    500,000
      Missouri State Health & Educational Facilities
       Authority VRDN
       Series B-1
       (LOC-Bank of America N.A.)
       0.03% due 10/01/35+............................    350,000    350,000
                                                                  ----------
                                                                     850,000
                                                                  ----------
    NEW JERSEY -- 8.4%
      New Jersey Economic Development
       Authority VRDN
       0.02% due 07/01/31+............................  2,750,000  2,750,000
      New Jersey State Housing & Mortgage Finance
       Agency Multi Family VRDN
       Series A
       0.15% due 05/01/28+............................    385,000    385,000
      New Jersey State Turnpike Authority VRDN
       Series D
       (LOC-ScotiaBank)
       0.05% due 01/01/24+............................  3,250,000  3,250,000
                                                                  ----------
                                                                   6,385,000
                                                                  ----------
    NEW YORK -- 10.6%
      City of New York, New York VRDN
       Series A-8
       (LOC-JP Morgan Chase Bank)
       0.03% due 08/01/18+............................  1,000,000  1,000,000
      City of New York, New York VRDN
       Series E-4
       (LOC-BNP Paribas)
       0.05% due 08/01/21+............................    300,000    300,000
      City of New York, New York VRDN
       Series E-5
       (LOC-JP Morgan Chase Bank)
       0.03% due 08/01/19+............................    150,000    150,000
      City of New York, New York VRDN
       Series H-3
       0.05% due 08/01/19+............................    500,000    500,000
      City of New York, New York VRDN
       Series H-3
       0.05% due 08/01/23+............................    600,000    600,000
      Long Island Power Authority, VRDN
       Series 3-B
       (LOC-Westdeutsche Landesbank AG)
       0.06% due 05/01/33+............................    100,000    100,000
      Metropolitan Transportation Authority VRDN
       Series D-1
       0.13% due 11/01/29+............................  1,700,000  1,700,000

        SUNAMERICA MUNICIPAL MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)

                                                      PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT     (NOTE 2)
     SHORT-TERM INVESTMENT SECURITIES (CONTINUED)
     NEW YORK (CONTINUED)
       New York City Municipal Water Finance
        Authority Water & Sewer System VRDN
        Series B-4
        0.06% due 06/15/23+.......................... $1,675,000 $1,675,000
       New York City Municipal Water Finance
        Authority Water & Sewer System VRDN
        Series BB-3
        0.05% due 06/15/34+..........................  1,175,000  1,175,000
       New York City Municipal Water Finance
        Authority Water & Sewer System VRDN
        Series CC-1
        0.02% due 06/15/38+..........................    700,000    700,000
       Triborough Bridge & Tunnel Authority VRDN
        Series AB
        0.10% due 01/01/19+..........................    120,000    120,000
                                                                 ----------
                                                                  8,020,000
                                                                 ----------
     NORTH CAROLINA -- 4.7%
       City of Winston-Salem, North Carolina VRDN
        Series C
        1.00% due 08/01/11...........................  1,400,000  1,400,000
       North Carolina Medical Care Commission
        Hospital VRDN
        Series A
        0.06% due 10/01/35+..........................  1,400,000  1,400,000
       Wilmington, North Carolina VRDN
        0.08% due 06/01/15+..........................    755,000    755,000
                                                                 ----------
                                                                  3,555,000
                                                                 ----------
     NORTH DAKOTA -- 1.3%
       North Dakota State Housing Finance
        Agency VRDN
        Series B
        0.11% due 07/01/34+..........................  1,000,000  1,000,000
                                                                 ----------
     OHIO -- 1.2%
       Ohio Housing Finance Agency Multi Family
        Housing VRDN
        (LOC-Federal Home Loan Bank)
        0.11% due 10/01/36+..........................    890,000    890,000
                                                                 ----------
     PENNSYLVANIA -- 1.7%
       Pittsburgh, Pennsylvania Water & Sewer
        Authority VRDN
        Series B-1
        0.11% due 09/01/33+..........................  1,300,000  1,300,000
                                                                 ----------
     SOUTH DAKOTA -- 2.2%
       South Dakota Housing Development Authority
        VRDN
        Series C-1
        0.10% due 05/01/32+..........................  1,700,000  1,700,000
                                                                 ----------
     TEXAS -- 6.5%
       Tarrant County Cultural Education Facilities
        Finance Corp. VRDN
        Series A
        (LOC-JP Morgan Chase Bank)
        0.07% due 10/01/41+..........................  1,600,000  1,600,000
       Texas State VRDN
        Series B
        0.10% due 04/01/36+..........................    400,000    400,000

                                                    PRINCIPAL    VALUE
                SECURITY DESCRIPTION                 AMOUNT     (NOTE 2)
     --------------------------------------------------------------------
     TEXAS (CONTINUED)
       Texas State Economic Development
        2.00% due 08/31/11........................ $2,500,000  $ 2,506,869
       Texas State Economic Development VRDN
        Series A-2
        0.08% due 12/01/29+.......................    400,000      400,000
                                                               -----------
                                                                 4,906,869
                                                               -----------
     UTAH -- 2.0%
       Utah Housing Corp. Single Family
        Mortgage VRDN
        Series A
        0.08% due 07/01/36+.......................  1,495,000    1,495,000
                                                               -----------
     WISCONSIN -- 1.2%
       Wisconsin Health & Educational Facilities
        Authority VRDN
        Series B
        (LOC-U.S. Bank N.A.)
        0.07% due 12/01/33+.......................    800,000      800,000
       Wisconsin Housing & Economic Development
        Authority VRDN
        Series C
        0.13% due 03/01/34+.......................     75,000       75,000
                                                               -----------
                                                                   875,000
                                                               -----------
     WYOMING -- 1.5%
       Sweetwater County, Wyoming Pollution
        Control VRDN
        Series A
        (LOC-Barclays Bank PLC)
        0.05% due 07/01/15+.......................  1,100,000    1,100,000
                                                               -----------
     REGISTERED INVESTMENT COMPANIES -- 0.1%
       SSGA Tax Free Money Market Fund............     46,734       46,734
                                                               -----------
     TOTAL INVESTMENTS --
       (amortized cost $72,496,447)(1)............       95.7%  72,496,447
     OTHER ASSETS LESS LIABILITIES................        4.3    3,272,424
                                                   ----------  -----------
     NET ASSETS...................................      100.0% $75,768,871
                                                   ==========  ===========

--------
+    The security's effective maturity date is less than a year.
(1) At June 30, 2011, the cost of securities for federal income tax purposes was the same for book purposes.
LOC-- Letter of Credit
VRDN-- Variable Rate Demand Notes
The rates shown on VRDN are the current interest rate at June 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

        SUNAMERICA MUNICIPAL MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011 (see Note 2):

                                      LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                         QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                      ------------------- ----------------- -------------------- -----------
Assets:
  Short-Term Investment Securities:
   California........................         $--            $ 7,685,000            $--          $ 7,685,000
   Illinois..........................          --              6,545,000             --            6,545,000
   Kentucky..........................          --              5,215,000             --            5,215,000
   Massachusetts.....................          --              4,050,003             --            4,050,003
   Michigan..........................          --              4,347,841             --            4,347,841
   New Jersey........................          --              6,385,000             --            6,385,000
   New York..........................          --              8,020,000             --            8,020,000
   Texas.............................          --              4,906,869             --            4,906,869
   Other States*.....................          --             25,295,000             --           25,295,000
  Registered Investment Companies....          --                 46,734             --               46,734
                                              ---            -----------            ---          -----------
TOTAL................................         $--            $72,496,447            $--          $72,496,447
                                              ===            ===========            ===          ===========

--------
* Sum of all other states each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by state, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of two investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series with a distinct investment objective. Each Fund is advised by SunAmerica Asset Management Corp. ("SunAmerica" or "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective for each of the Funds is as follows:

   THE SUNAMERICA MONEY MARKET FUND ("Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital by investing primarily in high-quality money market instruments selected principally on the basis of quality and yield.

   THE SUNAMERICA MUNICIPAL MONEY MARKET FUND ("Municipal Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation by investing primarily in high-quality money market instruments selected primarily on the basis of quality and yield, that are exempt from regular federal income tax.

   The Money Market Fund currently offers two classes of shares: Class A and Class I. The Municipal Money Market Fund currently offers Class A shares. These classes within the Funds are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on certain shares sold within one year of original purchase and a 0.50% CDSC is imposed on certain shares sold after the first year and within the second year after purchase, as described in the Funds' Prospectus.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A shares of each Fund have their own 12b-1 plan.

   INDEMNIFICATIONS: The Corporation's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation. In addition, pursuant to Indemnification Agreements between the Corporation and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Corporation (collectively, the "Disinterested Directors"), the Corporation provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Corporation enters into contracts that contain the obligation to indemnify others. The Corporation's maximum exposure under these arrangements is unknown. Currently, however, the Corporation expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements:

   SECURITY VALUATIONS: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Corporation's Board of Directors ("Board") has adopted procedures intended to stabilize the Funds' net asset

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)
        (CONTINUED)

   value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Funds' market-based net asset value per share deviates from the Funds' amortized cost per share. The calculation of such deviation is referred to as "Shadow Pricing". For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   The various inputs that may be used to determine the value of the Funds' investments are summarized into three broad levels listed below:

    Level 1--       Unadjusted quoted prices in active markets for identical
                    securities

    Level 2--       Other significant observable inputs (including quoted
                    prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

    Level 3--       Significant unobservable inputs (includes inputs that
                    reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Funds' net assets as of June 30, 2011 are reported on a schedule following the Portfolio of Investments.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

   As of June 30, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

                                                      PERCENTAGE  PRINCIPAL
   FUND                                                INTEREST    AMOUNT
   ----                                               ---------- -----------
   Money Market......................................   42.95%   $85,909,000

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)
        (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $200,000,000, a repurchase price of $200,000,056, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

                               INTEREST MATURITY
TYPE OF COLLATERAL               RATE     DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- --------- ---------------- ------------
U.S. Treasury Inflation Index
  Bonds.......................   3.63%  4/15/2028   $110,569,200   $204,000,174

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily from settlement date, except when collection is not expected; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations.

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any capital gains, to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2007.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement and Other Transactions With Affiliates

   The Funds have an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision to each Fund's portfolio and administers the Corporation's corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Corporation who are employees of SunAmerica and its affiliates.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)
        (CONTINUED)


   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                 MANAGEMENT
    FUND                                      ASSETS                FEES
    ----                           ----------------------------- ----------
    Money Market..................             $0 - $600 million    0.50%
                                               next $900 million    0.45%
                                   (greater than) $  1.5 billion    0.40%
    Municipal Money Market........             (greater than) $0    0.35%

   The Municipal Money Market Fund is subadvised by AIG Asset Management (U.S.), LLC ("AMG") pursuant to a subadvisory agreement with SunAmerica. AMG is an indirect wholly-owned subsidiary of AIG and an affiliate of SunAmerica. AMG receives the following fees from SunAmerica, based upon the Fund's average daily net assets:

                                                               SUB-ADVISORY
                                             ASSETS                FEES
                                   --------------------------- ------------
    Municipal Money Market Fund...           $0 - $200 million     0.25%
                                             next $300 million     0.20%
                                   (greater than) $500 million     0.15%

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. For purposes of the waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

         FUND                                               PERCENTAGE
         ----                                               ----------
         Money Market Class I..............................    0.80%
         Municipal Money Market Class A....................    0.95

   For the period ended June 30, 2011, pursuant to the contractual expense limitations in the above table, SunAmerica waived fees and/or reimbursed expenses as follows:

       FUND
       ----
       Money Market Class I........................................ $227
       Municipal Money Market Class A..............................   --

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on any class of the Funds. The voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that either Fund will be able to avoid a negative yield.

   For the period ended June 30, 2011, SunAmerica voluntarily waived fees and/or reimbursed expenses as follows:

    FUND
    ----
    Money Market Class A........................................ $1,935,892
    Money Market Class I........................................     39,413
    Municipal Money Market Class A..............................    192,037

   The Corporation, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. The Funds have adopted a Distribution Plan on behalf of their Class A shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)
        (CONTINUED)

   12b-1 under the 1940 Act. In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Plans provide that the Class A shares of the Funds shall pay the Distributor an account maintenance fee at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Funds by their customers. Accordingly, SACS received fees (see Statement of Operations) based upon the aforementioned rates. In addition, in light of current market conditions, and in order to avoid a negative yield on Class A shares of the Fund, SACS has agreed to waive up to 0.15% of the fees it receives under the Plans. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders.

   For the period ended June 30, 2011, SACS voluntarily waived fees as follows:

          FUND
          ----
          Money Market Class A.............................. $501,097
          Municipal Money Market Class A....................   54,743

   SACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A shares. SACS has advised the Funds for the period ended June 30, 2011, the proceeds received from redemptions are as follows:

                                       CONTINGENT DEFERRED SALES CHARGES
                                       ---------------------------------
        FUND                                        CLASS A
        ----                           ---------------------------------
        Money Market..................               $120
        Municipal Money Market........                 --

   The Funds have entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the period ended June 30, 2011, the Funds incurred the following expenses which are included in the transfer agent fees and expenses payable line in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                         PAYABLE AT
           FUND                                EXPENSES JUNE 30, 2011
           ----                                -------- -------------
           Money Market Class A............... $734,942   $117,130
           Money Market Class I...............   15,397      2,574
           Municipal Money Market Class A.....   80,290     13,061

   As of June 30, 2011, 84% of the Money Market Fund's total outstanding shares and 99% of the Municipal Money Market Fund's total outstanding shares were held through Pershing LLC in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser.

   As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held by the Money Market Fund, SunAmerica made capital contributions to the Money Market Fund of $1,050,000, for the year ended December 31, 2010.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)
        (CONTINUED)


   On September 22, 2008, American International Group, Inc. ("AIG"), the ultimate parent of SunAmerica, SACS, SAFS and AMG, entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG's outstanding stock.

   On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

Note 4. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable, capital contributions and cumulative pension expenses.

                                           DISTRIBUTABLE EARNINGS               TAX DISTRIBUTIONS
                                    ------------------------------------- -----------------------------
                                                   FOR THE YEAR ENDED DECEMBER 31, 2010
                                    -------------------------------------------------------------------
                                               LONG-TERM
                                             GAINS/CAPITAL   UNREALIZED            LONG-TERM
                                    ORDINARY   AND OTHER    APPRECIATION  ORDINARY  CAPITAL
FUND                                 INCOME     LOSSES     (DEPRECIATION)  INCOME    GAINS   TAX EXEMPT
----                                -------- ------------- -------------- -------- --------- ----------
Money Market.......................   $ --    $(1,211,006)      $ --      $73,887    $ --     $    --
Municipal Money Market.............    186*       (24,493)        --           --      --      25,869

       -
       *  Tax Exempt distributable earnings

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of December 31, 2010, which are available to offset future capital gains, if any:

  FUND                                     CAPITAL LOSS CARRYFORWARD
  ----                           ---------------------------------------------
                                  2012   2013   2014 2015    2016    2017 2018
                                 ------ ------- ---- ---- ---------- ---- ----
  Money Market.................. $   -- $    -- $ -- $ -- $1,211,006 $ -- $ --
  Municipal Money Market........  8,053  16,252   --   --        188   --   --

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)
        (CONTINUED)


Note 5. Capital Share Transactions

   Transactions in each class of shares of the Funds, all at $1.00 per share, for the year period ended June 30, 2011 and for the prior year were as follows:

                                            MONEY MARKET FUND
                         -------------------------------------------------------
                                    CLASS A                     CLASS I
                         ----------------------------  -------------------------
                            FOR THE                      FOR THE
                          SIX MONTHS                   SIX MONTHS
                             ENDED       FOR THE YEAR     ENDED     FOR THE YEAR
                           JUNE 30,         ENDED       JUNE 30,       ENDED
                             2011        DECEMBER 31,     2011      DECEMBER 31,
                          (UNAUDITED)        2010      (UNAUDITED)      2010
                         -------------  -------------  -----------  ------------
Shares sold............. $ 258,018,345  $ 433,199,045  $ 4,734,297  $ 18,197,271
Reinvested dividends....        32,379         69,808          687         1,650
Shares redeemed.........  (325,898,381)  (475,207,558)  (5,277,619)  (17,896,290)
                         -------------  -------------  -----------  ------------
Net increase (decrease). $ (67,847,657) $ (41,938,705) $  (542,635) $    302,631
                         =============  =============  ===========  ============

                                      MUNICIPAL MONEY MARKET FUND
                                      ---------------------------
                                                CLASS A
                                      ---------------------------
                                         FOR THE
                                       SIX MONTHS
                                          ENDED      FOR THE YEAR
                                        JUNE 30,        ENDED
                                          2011       DECEMBER 31,
                                       (UNAUDITED)       2010
                                      ------------  -------------
             Shares sold............. $ 54,566,747  $ 140,417,935
             Reinvested dividends....        3,641         25,847
             Shares redeemed.........  (61,208,757)  (168,550,662)
                                      ------------  -------------
             Net increase (decrease). $ (6,638,369) $ (28,106,880)
                                      ============  =============

Note 6. Directors' Retirement Plan

   The Directors of the SunAmerica Money Market Funds, Inc. have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended for the Independent Directors. The Retirement Plan provides generally that an Independent Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five
   (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)
        (CONTINUED)


   The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Director's fees and expenses line on the Statement of Operations.

                                RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
                                   LIABILITY        EXPENSE        PAYMENTS
                                --------------- --------------- ---------------
 FUND                                         AS OF JUNE 30, 2011
 ----                           -----------------------------------------------
 Money Market..................     $25,143          $668           $3,774
 Municipal Money Market........       1,661            71              246

Note 7. Interfund Lending

   Pursuant to exemptive relief granted by the Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended June 30, 2011, the Funds did not participate in the program.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF ADVISORY AGREEMENTS -- JUNE 30, 2011 -- (UNAUDITED)


The Board of Directors (the "Board," the members of which are referred to as "Directors") of SunAmerica Money Market Funds, Inc. (the "Corporation"), including the Directors who are not "interested persons," as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Corporation or its separate series (each a "Fund" and collectively, the "Funds"), SunAmerica Asset Management Corp. ("SunAmerica") or AIG Asset Management (U.S.), LLC. ("AMG") (the "Disinterested Directors"), approved the continuation of the Investment Advisory and Management Agreement between the Corporation, on behalf of the Funds, and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2012 at an in-person meeting held on June 14, 2011 (the "Meeting"). The Corporation currently consists of two separate Funds, including the SunAmerica Money Market Fund (the "Money Market Fund") and SunAmerica Municipal Money Market Fund (the "Municipal Money Market Fund"). At the Meeting, the Board also approved the continuation of the Subadvisory Agreement between SunAmerica and AMG (the "Subadvisory Agreement") with respect to the Municipal Money Market Fund for a one-year period ending June 30, 2012.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica and AMG, where applicable, provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement. These materials included (a) a summary of the services provided to the Funds by SunAmerica and its affiliates;
(b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on fees and expenses of the Funds, and the investment performance of the Fund as compared with a peer group of funds; (c) information on the profitability of SunAmerica, and its affiliates, and a discussion relating to indirect benefits;
(d) a report on economies of scale; (e) information on SunAmerica's and AMG's risk management process; (f) a discussion on general compliance policies and procedures; (g) a summary of brokerage and soft dollar practices;
(h) information about the key personnel of SunAmerica, and its affiliates, and AMG, that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices; and (i) an internal comparison of management fees received for other mutual funds and accounts with similar investment objectives and strategies for which SunAmerica serves as adviser or subadviser, as applicable.

In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement, the Board, including Disinterested Directors, considered the following information:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY SUNAMERICA AND AMG

The Board, including the Disinterested Directors, considered the nature, quality and extent of services to be provided by SunAmerica and AMG. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or Directors of the Funds without compensation. Finally, the Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including AMG. In addition to the quality of the advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Funds pursuant to the Advisory Agreement and noted that such services include (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) organizing Board meetings and preparing the materials for such Board meetings;
(iv) providing legal and compliance support; and (v) performing other administrative functions necessary for the operation of the Funds, such as tax reporting and fulfilling regulatory filing requirements.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices and concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica is able to retain quality portfolio managers, analysts and other personnel; (ii) SunAmerica exhibited a high level of diligence and attention

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF ADVISORY AGREEMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)

to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica had been responsive to requests of the Board; and (iv) SunAmerica had kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2011, SunAmerica managed, advised and/or administered approximately $45.3 billion in assets. The Board also considered SunAmerica's code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectuses. Additionally, the Board considered SunAmerica's compliance and regulatory history.

With respect to the Municipal Money Market Fund, for which SunAmerica has delegated daily investment management responsibilities to AMG, the Board considered the nature, quality and extent of subadvisory services provided by AMG. The Board observed that AMG is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Municipal Money Market, subject to the oversight and review of SunAmerica. The Board reviewed AMG's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Municipal Money Market Fund in addition to current and projected staffing levels and compensation practices and concluded, based on their experience with AMG, that: (i) AMG is able to retain high quality portfolio managers and other investment personnel; (ii) AMG exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) AMG had been responsive to requests of the Board and of SunAmerica. The Board considered that AMG has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Municipal Money Market Fund as set forth in the Funds' prospectus. The Board also considered AMG's code of ethics, compliance and regulatory history and risk management process. The Board noted that the AMG has not experienced any material regulatory problems nor have they been involved in any material litigation or administrative proceedings that would potentially impact it from effectively serving as a subadviser to the Municipal Money Market Fund. The Board also discussed prior compliance matters with respect to AIGGIC. The Board concluded that the nature and extent of services to be provided by AMG under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

INVESTMENT PERFORMANCE

The Board, including the Disinterested Directors, also considered the investment performance of SunAmerica and AMG with respect to the Funds that they manage. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Funds' benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Peer Universes. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

It was noted that performance information was for the periods ended March 31, 2011. The Board also noted that it regularly reviews the performance of the Funds throughout the year.

MONEY MARKET FUND. The Board considered that the Fund's performance was at the median of its Peer Group/Universe for the one-year period and below the median of its Peer Group/Universe for the three- and five-year periods. The Board also considered that the Fund underperformed its Lipper Index for the one-, three- and five-year periods. The Board took

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF ADVISORY AGREEMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)

into account management's discussion of the Fund's performance and noted the Fund's improved more recent performance.

MUNICIPAL MONEY MARKET FUND. The Board considered that the Fund's performance was above the median of its Peer Group/Universe for the one-year period and below the median of its Peer Group/Universe for the three- and five-year periods. The Board also considered that the Fund equaled its Lipper Index for the one-year period and underperformed its Lipper Index for the three- and five-year periods. The Board took into account management's discussion of the Fund's performance and noted the Fund's improved more recent performance.

The Board noted that money market funds, in general, have been operating in a difficult and low-yielding market environment for an extended period of time. The Board also considered the voluntary fee waivers and/or expense reimbursements being made by SunAmerica with respect to the Funds in order to avoid a negative yield. The Board concluded that the Funds' performance was satisfactory in light of all factors considered.

CONSIDERATION OF THE MANAGEMENT FEES AND SUBADVISORY FEE AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY SUNAMERICA AND AMG AND THEIR AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS

The Board, including the Disinterested Directors, received and reviewed information regarding the fees to be paid by the Funds to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to AMG pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, AMG or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including:
(i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and/or expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to Class A shares of the Municipal Money Market Fund and Class I shares of the Money Market Fund. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Lipper reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Lipper reports. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board then compared each Fund's net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

MONEY MARKET FUND. The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were below the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and took into account management's discussion regarding the Fund's expenses.

MUNICIPAL MONEY MARKET FUND. The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were below the median of its Peer Group and Peer Universe. The Board took into account management's discussion regarding the Fund's expenses.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF ADVISORY AGREEMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)


The Board further considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Money Market Fund. The Board also considered that the mutual funds identified as similar to the Money Market Fund are sold only in the variable annuity market and, accordingly, are in an entirely different Lipper classification, with a peer group consisting of funds underlying variable insurance products. The Board noted the management fee paid by the Money Market Fund was reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser. The Board did not consider services and fees paid under the investment advisory contracts that SunAmerica has with other registered investment companies or other types of clients with similar investment strategies to the Municipal Money Market Fund since SunAmerica informed the Board that there were no such similar funds or accounts to the Municipal Money Market Fund.

The Board also received and reviewed information regarding the fees paid by SunAmerica to AMG pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report independently prepared by Lipper. The report showed comparative fee information of the Municipal Money Market Fund's Peer Group that the Directors used as a guide to help assess the reasonableness of the subadvisory fee. The Directors noted that Peer Group information as a whole was useful in assessing whether AMG was providing services at a cost that was competitive with other similar funds. The Directors also considered that the subadvisory fee is paid by SunAmerica out of its management fee and not by the Municipal Money Market Fund, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained.

The Board did not consider services and fees paid under the investment advisory contracts that AMG has with other registered investment companies or other types of clients with similar investment strategies to the Municipal Money Market Fund since AMG informed the Board that there were no such similar funds or accounts to the Municipal Money Market Fund.

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis. In particular, the Board considered the contractual fee waiver and/or expense reimbursements agreed to by SunAmerica, the voluntary fee waivers being made by SunAmerica with respect to the Funds to avoid a negative yield.

The Board considered the profitability of SunAmerica under the Advisory Agreement, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreement and Administrative and Shareholder Services Agreements. Additionally, the Board considered whether SunAmerica, AMG and their affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica and AMG, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements from AMG and its affiliates, and considered whether AMG had the financial resources necessary to attract and retain high quality investment management personnel and to continue to provide the high quality of services that it had provided to the Municipal Money Market Fund to date.

The Board concluded that SunAmerica and AMG had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreement and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF ADVISORY AGREEMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)


ECONOMIES OF SCALE

The Board, including the Disinterested Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SunAmerica as it adds labor and capital to expand the scale of operations. The Board also took into account that the Money Market Fund had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Class I shares of the Money Market Fund and the Class A of the Municipal Money Market Fund, at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to AMG's management of the Municipal Money Market Fund because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

OTHER FACTORS

In consideration of the Advisory Agreement and Subadvisory Agreement with respect to the Funds, the Board also received information regarding SunAmerica's and AMG's brokerage and soft dollar practices. The Board considered that SunAmerica and AMG are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board also considered the benefits SunAmerica and AMG may derive from soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or AMG in return for allocating brokerage; however, the Board noted that the securities in which the Funds invest are traded primarily in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer) and, therefore, the Funds generally do not incur brokerage commissions. Accordingly, the Board observed that SunAmerica and AMG typically would not receive soft dollar benefits in return for allocating the Funds' brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica or AMG may designate the use of broker dealers who have agreed to provide certain statistical, research and other information.

CONCLUSION

After a full and complete discussion, the Board approved the Advisory Agreement with respect to the Funds and the Subadvisory Agreement with respect to the Municipal Money Market Fund, each for a one-year period ending June 30, 2012. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Directors, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreement were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Directors were also assisted by the advice of independent counsel in making this determination.

[LOGO] Sun America
Mutual Funds


HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES         VOTING PROXIES ON FUND     Securities and Exchange
 Dr. Judith L. Craven      PORTFOLIO SECURITIES       Commission, without
 William F. Devin          A description of the       charge, upon request, by
 Stephen J. Gutman         policies and proce-dures   call-ing (800) 858-8850
 Richard W. Grant          that the Funds use to      or on the U.S. Securities
 Peter A. Harbeck          determine how to vote      and Exchange Commission's
 William J. Shea           proxies relating to        website at
                           secu-rities held in the    http://www.sec.gov.
OFFICERS                   Funds' portfolios which
 John T. Genoy, President  is available in the        DISCLOSURE OF QUARTERLY
   and Chief               Funds' State-ment of       PORTFOLIO HOLDINGS
   Executive Officer       Additional Information     The Fund is required to
 Donna M. Handel,          may be obtained without    file its com-plete
   Treasurer               charge upon re-quest, by   schedule of portfolio
 James Nichols, Vice       calling (800) 858-8850.    holdings with the U.S.
   President               This information is also   Securities and Exchange
 Timothy Pettee, Vice      available from the EDGAR   Commission for its first
   President               database on the U.S.       and third fiscal quarters
 Katherine Stoner, Chief   Secu-rities and Exchange   on Form N-Q. The Fund's
   Compliance Officer      Commission's website at    Forms N-Q are available
 Gregory N. Bressler,      http://www.sec.gov.        on the U.S. Securities
   Chief Legal Officer                                and Exchange Commission's
   and Secretary           DELIVERY OF SHAREHOLDER    website at
 Nori L. Gabert, Vice      DOCUMENTS                  http://www.sec.gov. You
   President and           The Funds have adopted a   can also review and
   Assistant Secretary     policy that allows them    obtain copies of the
 Kathleen Fuentes,         to send only one copy of   Forms N-Q at the U.S.
   Assistant Secretary     a Fund's prospectus,       Securities and Exchange
 John E. McLean,           proxy material, annual     Commission's Public
   Assistant Secretary     report and semi-annual     Refer-ence Room in
 Gregory R. Kingston,      report (the "shareholder   Washington, DC
   Vice President and      documents") to             (information on the
   Assistant Treasurer     shareholders with          operation of the Public
 Diedre L. Shepherd,       multiple accounts          Reference Room may be
   Assistant Treasurer     residing at the same       ob-tained by calling
 Matthew J. Hackethal,     "household." This          1-800-SEC-0330).
   Anti-Money Laundering   practice is called
   Compliance Officer      householding and reduces   This report is submitted
                           Fund expenses, which       solely for the general
INVESTMENT ADVISER         benefits you and other     information of
 SunAmerica Asset          shareholders. Unless the   shareholders of the Fund.
   Management Corp.        Funds receive              Distribution of this
 Harborside Financial      instructions to the        report to persons other
   Center                  con-trary, you will only   than shareholders of the
 3200 Plaza 5              receive one copy of the    Fund is authorized only
 Jersey City, NJ           shareholder documents.     in connection with a
   07311-4992              The Funds will continue    currently effective
                           to household the           prospectus, setting forth
DISTRIBUTOR                share-holder documents     details of the Fund,
 SunAmerica Capital        indefinitely, until we     which must precede or
   Services, Inc.          are instructed otherwise.  accompany this report.
 Harborside Financial      If you do not wish to
   Center                  participate in             The accompanying report
 3200 Plaza 5              householding please        has not been audited by
 Jersey City, NJ           contact Shareholder        independent accountants
   07311-4992              Services at (800)          and accordingly no
                           858-8850 ext. 6010 or      opinion has been
SHAREHOLDER SERVICING      send a written request     expressed thereon.
AGENT                      with your name, the name
 SunAmerica Fund           of your fund(s) and your
   Services, Inc.          account member(s) to
 Harborside Financial      SunAmerica Mutual Funds
   Center                  c/o BFDS, P.O. Box
 3200 Plaza 5              219186, Kansas City MO,
 Jersey City, NJ           64121-9186. We will
   07311-4992              resume individual
                           mailings for your account
CUSTODIAN AND TRANSFER     within thirty (30) days
AGENT                      of receipt of your
 State Street Bank and     request.
   Trust Company
 P.O. Box 419572           PROXY VOTING RECORD ON
 Kansas City, MO           SUNAMERICA MONEY MARKET
   64141-6572              FUNDS
                           Information regarding how
                           the Funds voted proxies
                           relating to securities
                           held in the Funds during
                           the most recent
                           twelve month period ended
                           June 30 is available,
                           once filed with the U.S.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1
                       GO TO
                       WWW.SUNAMERICAFUNDS.COM
                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

WWW.SUNAMERICAFUNDS.COM

MMSAN - 6/11

[LOGO]

AIG

Sun America
Mutual Funds

Item 2. Code of Ethics

   Not applicable.

Item 3. Audit Committee Financial Expert.

   Not applicable.

Item 4. Principal Accountant Fees and Services.

   Not applicable.

Item 5. Audit Committee of Listed Registrants.

   Not applicable.

Item 6. Investments.

   Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

   Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

   Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

   Not applicable.

Item 10.Submission of Matters to a Vote of Security Holders.

   There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12.Exhibits.

(a) (1) Not applicable.

   (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

   (3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:  /s/ John T. Genoy
     ------------------------------
     John T. Genoy
     President

Date: September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     ------------------------------
     John T. Genoy
     President

Date: September 6, 2011

By:  /s/ Donna M. Handel
     ------------------------------
     Donna M. Handel
     Treasurer

Date: September 6, 2011